Inventories (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Inventories

Inventories consist of the following:

	As at March 31,
	2019		2019		2018
	(In millions)
Raw materials, components and consumables	US$	520.9	Rs.	36,026.0	Rs.	45,175.0
Work-in-progress		562.8		38,917.6		40,431.7
Finished goods		4,556.0		315,072.3		338,689.5

Total	US$	5,639.7	Rs.	390,015.9	Rs.	424,296.2